Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,247,500.00
Total Fee Amount	5,696.28
Total Offset Amount	0.00
Net Fee	$ 5,696.28
Offering Table N/A
Offset Table N/A	N/A